Exploration and Evaluation Assets (Tables)	6 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Movement Of The Company's E&E Assets

	December 31, 2024	June 30, 2024
	$	$
Balance, beginning of period	26,612,758	21,442,032
Exploration and evaluation expenses	5,576,438	7,976,506
Disposal due to termination of Muskrat Dam Project	—	(2,805,780)
Balance, end of period	32,189,196	26,612,758